Submission	May 15, 2026
Submission [Line Items]
Central Index Key	0000036840
Registrant Name	FIRST REAL ESTATE INVESTMENT TRUST OF NEW JERSEY, INC.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A